Equity Investments -Equity in Income and Carrying Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity investments
Equity in income of equity investments, net of tax	$ 45,156	$ 40,532	$ 26,115
Equity investments	180,661	163,518
China Union Pay Data Co., Ltd
Equity investments
Equity investments	138,791	127,367
Other
Equity investments
Equity investments	$ 41,870	$ 36,151